Common Stock Issued (Details) (USD $)	Dec. 03, 2010	Dec. 24, 2008	Apr. 28, 2008	Jan. 19, 2008
Common Stock Issued
Number of common stock shares/ options/warrants issued	6,000,000	22,600,000	32,699,920	60,000,000
Common stock per share value	$ 0.0625	$ 0.0025	$ 0.00075	$ 0.00005
Proceeds from stock issuance	$ 300,000	$ 56,500	$ 24,525	$ 3,000
Fair market value of the warrants issued	$ 46,500	$ 0	$ 0	$ 0